Business Acquisitions - Summary of Fair Value of the Assets and Liabilities Acquired (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Feb. 07, 2023	Jan. 17, 2023	Dec. 31, 2022	Nov. 01, 2022	Mar. 31, 2022	Dec. 31, 2021	Jul. 20, 2021
Disclosure Of Business Combinations [Line Items]
Net investment in subleases	$ 21,366			$ 23,319			$ 26,562
Alcanna
Disclosure Of Business Combinations [Line Items]
Cash						$ 23,190
Accounts receivable						1,868
Prepaid expenses and deposits						10,986
Inventory						105,022
Right of use assets						140,749
Property, plant and equipment						110,691
Intangible assets						45,100
Goodwill						150,935
Accounts payable and accrued liabilities						(36,747)
Long-term debt						(10,000)
Lease liabilities						(142,019)
Derivative warrants						(85)
Non-controlling interest						(58,222)
Total Purchase Price						341,468
Alcanna | Previously Reported
Disclosure Of Business Combinations [Line Items]
Cash						23,190
Accounts receivable						1,868
Prepaid expenses and deposits						10,986
Inventory						105,022
Right of use assets						171,866
Property, plant and equipment						86,059
Goodwill						280,243
Accounts payable and accrued liabilities						(36,703)
Long-term debt						(10,000)
Lease liabilities						(232,755)
Derivative warrants						(58)
Non-controlling interest						(58,250)
Total Purchase Price						341,468
Alcanna | Adjustments
Disclosure Of Business Combinations [Line Items]
Right of use assets						(31,117)
Property, plant and equipment						24,632
Intangible assets						45,100
Goodwill						(129,308)
Accounts payable and accrued liabilities						(44)
Lease liabilities						90,736
Derivative warrants						(27)
Non-controlling interest						$ 28
Zenabis
Disclosure Of Business Combinations [Line Items]
Cash					$ 2,509
Accounts receivable					888
Biological assets					909
Prepaid expenses and deposits					1,856
Inventory					4,512
Assets held for sale					6,375
Right of use assets					32
Property, plant and equipment					4,658
Accounts payable and accrued liabilities					(3,437)
Lease liabilities					(87)
Total Purchase Price					$ 18,215
Valens
Disclosure Of Business Combinations [Line Items]
Cash			$ 3,615
Accounts receivable			21,361
Marketable securities			876
Prepaid expenses and deposits			4,980
Inventory			14,140
Assets held for sale			6,330
Right of use assets			2,882
Property, plant and equipment			52,092
Intangible assets			1,500
Goodwill			81,022
Accounts payable and accrued liabilities			(34,185)
Contractual obligation			(5,339)
Lease liabilities			(3,207)
Total Purchase Price			146,067
Valens | Previously Reported
Disclosure Of Business Combinations [Line Items]
Cash			3,615
Accounts receivable			21,361
Marketable securities			876
Prepaid expenses and deposits			4,980
Inventory			14,140
Assets held for sale			6,330
Right of use assets			2,882
Property, plant and equipment			63,030
Intangible assets			2,285
Goodwill			68,697
Accounts payable and accrued liabilities			(34,185)
Contractual obligation			(5,339)
Lease liabilities			(3,207)
Total Purchase Price			145,465
Valens | Adjustments
Disclosure Of Business Combinations [Line Items]
Property, plant and equipment			(10,938)
Intangible assets			(785)
Goodwill			12,325
Total Purchase Price			$ 602
Superetta
Disclosure Of Business Combinations [Line Items]
Cash		$ 80
Accounts receivable		30
Prepaid expenses and deposits		141
Inventory		371
Right of use assets		1,129
Property, plant and equipment		2,077
Accounts payable and accrued liabilities		(74)
Lease liabilities		(1,129)
Total Purchase Price		$ 2,625
Inner Spirit
Disclosure Of Business Combinations [Line Items]
Cash								$ 9,808
Accounts receivable								423
Prepaid expenses and deposits								853
Inventory								4,744
Right of use assets								5,730
Property, plant and equipment								6,378
Intangible assets								46,000
Net investment in subleases								23,801
Goodwill								72,496
Accounts payable and accrued liabilities								(2,678)
Convertible debentures								(12,025)
Lease liabilities								(29,531)
Financial guarantee liability								(407)
Deferred tax liability								(5,643)
Total Purchase Price								119,949
Inner Spirit | Previously Reported
Disclosure Of Business Combinations [Line Items]
Cash								9,808
Accounts receivable								750
Prepaid expenses and deposits								853
Inventory								2,733
Property, plant and equipment								12,108
Net investment in subleases								23,751
Goodwill								114,537
Accounts payable and accrued liabilities								(2,678)
Convertible debentures								(12,025)
Lease liabilities								(29,481)
Financial guarantee liability								(407)
Total Purchase Price								119,949
Inner Spirit | Adjustments
Disclosure Of Business Combinations [Line Items]
Accounts receivable								(327)
Inventory								2,011
Right of use assets								5,730
Property, plant and equipment								(5,730)
Intangible assets								46,000
Net investment in subleases								50
Goodwill								(42,041)
Lease liabilities								(50)
Deferred tax liability								$ (5,643)